Condensed Financial Information (Parent Company) (Long-term Debt - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 1,300
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	940
Long-term Debt, Maturities, Repayments of Principal after Year Five	12,700
Parent Company
Condensed Financial Statements, Captions [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	1,700
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,800
Long-term Debt, Maturities, Repayments of Principal in Year Five	587
Long-term Debt, Maturities, Repayments of Principal after Year Five	14,200
Senior notes	16,994	$ 15,317
Investment in subsidiaries	85,977	88,152
Advances to Affiliate	1,200	1,709
Parent Company | Metlife Reinsurance Company of Delaware Surplus Note [Member]
Condensed Financial Statements, Captions [Line Items]
Advances to Affiliate			$ 350
Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries		2,000
Parent Company | Senior Notes, Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		$ 500
Debt Instrument, Maturity Date		Jun. 30, 2019
Parent Company | Senior Notes, Affiliated [Member] | $750 Million Senior Note Issued to Metropolitan Life Insurance Company [Member] | $500 Million Senior Note Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		3.54%
Parent Company | Senior Notes, Affiliated [Member] | $250 Million Senior Note Issued to Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		$ 500
Parent Company | Senior Notes, Affiliated [Member] | $750 Million Senior Note issued to MetLife Reinsurance Company of Delaware [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes			$ 350
Debt Instrument, Interest Rate, Effective Percentage			5.10%
Parent Company | Surplus Notes, Affiliated [Member] | Metlife Reinsurance Company of Delaware Surplus Note [Member]
Condensed Financial Statements, Captions [Line Items]
Surplus Notes			$ 350
MetLife Exchange Trust I [Member] | Parent Company
Condensed Financial Statements, Captions [Line Items]
Repayments of affiliated debt	$ 286
Debt Instrument, Interest Rate Terms	three-month LIBOR plus 0.7%